Stock Option and Incentive Plan	12 Months Ended
Sep. 30, 2011
Stock Option and Incentive Plan [Abstract]
Stock Option and Incentive Plan

Note 19 —	Stock Option and Incentive Plan

In January 1998, the Company adopted the 1998 Stock Option and Incentive Plan (the “Plan”), which provides for the grant of restricted stock awards, stock options and other equity-based awards to employees, officers, directors, and consultants. The purpose of the Plan is to enable the Company to attract and retain qualified personnel and to motivate such persons by providing them with an equity participation in the Company. Since its adoption, the Plan has been amended on several occasions to, among other things, increase the number of ordinary shares issuable under the Plan. The maximum number of ordinary shares authorized to be granted under the Plan is 55,300. Awards granted under the Plan generally vest over a period of four years and stock options have a term of ten years.

The following table summarizes information about options to purchase the Company’s ordinary shares, as well as changes during the years ended September 30, 2011, 2010 and 2009:

	Number of
	Share	Weighted Average
	Options	Exercise Price

Outstanding as of October 1, 2008	22,388	$32.89
Granted	3,658	18.70
Exercised	(1,289)	21.63
Forfeited	(3,436)	34.20

Outstanding as of September 30, 2009	21,321	30.93
Granted	4,735	27.71
Exercised	(1,097)	21.55
Forfeited	(2,761)	40.64

Outstanding as of September 30, 2010	22,198	29.50
Granted	4,210	28.00
Exercised	(2,590)	21.79
Forfeited	(3,372)	38.73

Outstanding as of September 30, 2011(1)	20,446	$28.64

Exercisable on September 30, 2011(1)	12,656	$29.66

(1)	At September 30, 2011, the weighted average remaining contractual life of outstanding and exercisable options was 6.20 and 4.82 years, respectively.

The following table summarizes information relating to awards of restricted shares, as well as changes during the years ended September 30, 2011, 2010 and 2009:

		Weighted Average
	Number of	Grant Date Fair
	Shares	Value

Outstanding as of October 1, 2008	1,105	$33.78
Granted	583	18.42
Vested	(315)	33.43
Forfeited	(248)	34.80

Outstanding as of September 30, 2009	1,125	25.69
Granted	650	27.43
Vested	(445)	26.83
Forfeited	(78)	26.95

Outstanding as of September 30, 2010	1,252	26.11
Granted	1,154	28.99
Vested	(437)	26.03
Forfeited	(235)	27.93

Outstanding as of September 30, 2011	1,734	$27.80

The total intrinsic value of options exercised and the value of restricted shares vested during fiscal 2011 was $19,394 and $12,376, respectively. The aggregate intrinsic value of outstanding and exercisable stock options as of September 30, 2011 was $27,504 and $15,091, respectively.

The total income tax benefit recognized in the income statement for stock-based compensation (including restricted shares) for fiscal 2011, 2010 and 2009 was $2,350, $3,677 and $5,660, respectively.

As of September 30, 2011, there was $46,441 of unrecognized compensation expense related to unvested stock options and unvested restricted stock awards. The Company recognizes compensation costs using the graded vesting attribution method, which results in a weighted average period of approximately one year over which the unrecognized compensation expense is expected to be recognized.

The following table summarizes information about stock options outstanding as of September 30, 2011:

Outstanding				Exercisable
		Weighted Average
		Remaining
		Contractual	Weighted		Weighted
	Number	Life	Average	Number	Average
Exercise Price	Outstanding	(in Years)	Exercise Price	Exercisable	Exercise Price

$ 0.38 — 16.75	285	2.11	$11.14	245	$10.99
16.92 — 19.12	1,086	7.22	17.34	458	17.47
19.94 — 25.38	1,542	5.59	21.37	877	21.95
25.89 — 26.50	2,058	6.77	26.05	1,955	26.04
26.57 — 27.47	2,725	8.84	26.68	191	26.72
27.60 — 29.14	4,208	7.53	28.59	1,445	27.92
29.19 — 32.12	2,908	2.42	31.18	2,513	31.22
32.15 — 33.16	2,890	6.18	33.04	2,599	33.07
33.74 — 35.00	1,499	5.44	34.74	1,287	34.71
35.45 — 37.66	905	5.72	35.80	746	35.88
38.02 — 39.82	340	5.09	39.12	340	39.12

Employee equity-based compensation pre-tax expense for the years ended September 30, 2011, 2010 and 2009 was as follows:

	Year Ended September 30,
	2011	2010	2009

Cost of service	$14,641	$20,061	$21,733
Research and development	2,701	4,218	4,249
Selling, general and administrative	19,289	20,176	16,929

Total	$36,631	$44,455	$42,911

The fair value of options granted was estimated on the date of grant using the Black-Scholes pricing model with the assumptions noted in the following table (all in weighted averages for options granted during the year):

	Year Ended September 30,
	2011	2010	2009

Risk-free interest rate(1)	1.50%	1.98%	1.94%
Expected life of stock options(2)	4.50	4.32	4.46
Expected volatility(3)	30.5%	31.5%	47.9%
Expected dividend yield(4)	None	None	None
Fair value per option	$7.76	$7.66	$7.54

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.

(2)	Expected life of stock options is based upon historical experience.

(3)	Expected volatility is based on blended volatility. Please see Note 2 to the consolidated financial statements.

(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.